Shareholder Report, Holdings (Details)	Apr. 30, 2026
American Funds Retirement Income Portfolio — Conservative - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Conservative - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds Retirement Income Portfolio — Conservative - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds Retirement Income Portfolio — Conservative - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Conservative - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
American Funds Retirement Income Portfolio — Conservative - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Moderate - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds Retirement Income Portfolio — Moderate - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Moderate - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Retirement Income Portfolio — Moderate - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
American Funds Retirement Income Portfolio — Moderate - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds Retirement Income Portfolio — Enhanced - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Retirement Income Portfolio — Enhanced - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%

[1]	Less than 1%.